GENERAL	12 Months Ended
Dec. 31, 2017
Disclosure of general [Abstract]
GENERAL
NOTE 1 - GENERAL

a.	Reporting entity

Partner Communications Company Ltd. ("the Company", "Partner") is a leading Israeli provider of telecommunications services (cellular, fixed-line telephony, internet and television services) under the orange™ brand until February 15, 2016, and under the Partner brand thereafter, and cellular services also under the 012 Mobile brand. The Company is incorporated and domiciled in Israel and its principal executive office’s address is 8 Amal Street, Afeq Industrial Park, Rosh-Ha'ayin 48103, Israel.

The Company's share capital consists of ordinary shares, which are traded on the Tel Aviv Stock Exchange Ltd. ("TASE") under the symbol "PTNR". American Depositary Shares ("ADSs"), each representing one of the Company’s ordinary shares, are quoted on the NASDAQ Global Select Market™, under the symbol "PTNR". See also note 21(a).

On January 29, 2013, S.B. Israel Telecom Ltd., an affiliate of Saban Capital Group Inc., became the Company's principal shareholder.

These consolidated financial statements of the Company as of December 31, 2017, are comprised of the Company and its subsidiaries and consolidated partnerships (the "Group"). See the list of subsidiaries and consolidated partnerships and principles of consolidation in note 2(c)(1), see also 2(c)(2) with respect to investment in PHI.

The Group has early adopted IFRS 15, Revenues from contracts with customers, as from January 1, 2017. See note 2(n).

b.	Operating segments

The operating segments were determined based on the reports reviewed by the Chief Executive Officer (CEO) who is responsible for allocating resources and assessing performance of the operating segments, and therefore is the Chief Operating Decision Maker ("CODM"), and supported by budget and business plans structure, different regulations and licenses (see (d) below). The CEO considers the business from two operating segments, as follows (see also note 5):

(1)	Cellular segment:

The cellular segment includes basic cellular telephony services, text messaging, internet browsing and data transfer, content services, roaming services, and services provided to other operators that use the Company's cellular network. The two payment methods offered to our customers are pre-paid and post-paid. Pre-paid services are offered to customers that purchase credit in advance of service use. Post-paid services are offered to customers with bank and credit arrangements. Most of the post-paid cellular tariff plans are bundles which include unlimited volumes of calls time and text messaging (with fair use limits), as well as limited data packages. Cellular content and value-added services offered include multimedia messaging, cyber protection, cloud backup, ringtones, the Apple Music streaming service, and a range of advanced business services.

International roaming services abroad for the Company’s customers include airtime calls, text messaging and data services on networks with which the Company has a commercial roaming relationship. Partner also provides inbound roaming services to the customers of foreign operators with which the Company has a commercial roaming relationship.

Optional services such as equipment extended warranty plans and international calling plans are also provided for an additional monthly charge or included in specific tariff plans. We also provide cellular phone repair services for independent merchants.

In addition, the cellular segment includes wholesale cellular services provided to virtual operators who use the Partner cellular network to provide services to their customers.

(2)	Fixed-line segment

The fixed-line segment includes: (a) Internet services that provide access to the internet through both fiber optics and wholesale broadband access, ISP services and internet Value Added Services (“VAS”) such as cyber protection, anti-virus and anti-spam filtering; and fixed-line voice communication services provided through Voice Over Broadband (“VOB”); (b) For business customers, SIP voice trunks, Network Termination Point Services ("NTP") – under which the Group supplies, installs, operates and maintains endpoint network equipment and solutions, including providing and installing equipment and cabling within a subscriber's place of business or premises, hosting services, transmission services, Primary Rate Interface (“PRI”) and other fixed-line communications solution services; (c) International Long Distance services (“ILD”): outgoing and incoming international telephony, hubbing, roaming and signaling and calling card services; (d) Commencing in third quarter of 2017: Television services over the Internet ("TV").

The cellular segment and the fixed-line segment also include sales and leasing of telecommunications, audio visual and related devices: mainly cellular handsets, tablets (handheld computers), laptops, landline phones, modems, datacards, domestic routers, servers, smartboxes and related equipment, and a variety of digital audio visual equipment including televisions, digital cameras, games consoles, audio accessories and related equipment, and integration projects.

Each segment is divided into services and equipment revenues, and the related cost of revenues. The operating segments include the following measures: revenues, cost of revenues, operating profit (loss), and segment Adjusted EBITDA (see note 5(2)). The CODM does not examine assets or liabilities for the segments separately for the purposes of allocating resources and assessing performance of the operating segments and they are not therefore presented in note 5 segment information.

c.	Main recent regulatory developments

(1)
As part of the Economic Program Law for the years 2017-2018, that was published at the end of December 2016 it was determined, among others, that Bezeq and HOT Telecom will be required to allow other domestic operators including Partner, access to passive infrastructures. Following the enactment of this legislation, Bezeq has begun to partially observe its duty to provide access to its passive infrastructures and deployed several fiber optic cables for licensees using its own personnel.

In October 2017, the Ministry of Communications instructed Bezeq to comply with its existing policy and clarified that it must allow other domestic operators (including Partner) to deploy fiber optic cables with their own contractors (without the need for the use of Bezeq personnel).

(2)	See information in respect of frequency fees in note 17(1).

(3)	See information in respect of corporate tax rates in note 25.

d.	Group licenses

The Group operates under the following licenses that were received from the Israeli Ministry of Communications ("MOC") and from the Israeli Civil Administration ("CA"):

	Type of services	Area of service	License owner	Granted by	Valid through	Guarantees made (NIS millions)
(1)	Cellular	Israel	Partner Communications Company Ltd.	MOC	Feb, 2022	80
(2)	Cellular	West Bank	Partner Communications Company Ltd.	CA	Feb, 2022	4
(3)	ISP	Israel	Partner Communications Company Ltd.	MOC	Mar, 2023
(4)	ISP	West Bank	Partner Communications Company Ltd.	CA	Mar, 2023
(5)	ISP	Israel	012 Smile Telecom Ltd.	MOC	Jun, 2020
(6)	ISP	West Bank	012 Smile Telecom Ltd.	CA	Jun, 2020
(7)	ILD (*)	Israel	012 Smile Telecom Ltd.	MOC	Dec, 2029	5
(8)	ILD (**)	West Bank	012 Smile Telecom Ltd.	CA	Dec, 2029	0.25
(9)	Fixed(*)	Israel	012 Telecom Ltd.	MOC	Dec, 2025	5
(10)	Fixed(**)	West Bank	012 Telecom Ltd.	CA	Dec, 2025	0.25
(11)	Fixed(*) (incl. ISP, ILD, NTP)	Israel	Partner Land-line Communication Solutions - Limited Partnership	MOC	Jan, 2027	5
(12)	Fixed(**) (incl. ISP, ILD, NTP)	West Bank	Partner Land-line Communication Solutions - Limited Partnership	CA	Jan, 2027	0.25
(13)	NTP	Israel	012 Smile Telecom Ltd.	MOC	Dec, 2020

The Group also has a trade license that regulates issues of servicing and trading of equipment, and a number of encryption licenses that permits dealing with means of encryption within the framework of providing radio telephone services to the public.

With respect to license (1), the Company is entitled to request an extension of the license for additional periods of six years, at the discretion of the MOC. Should the license not be renewed, the new license-holder is obliged to purchase the communications network and all the rights and obligations of the subscribers for a fair price, as agreed between the parties or as determined by an arbitrator.

(*) In February 2016, these licenses were replaced by the MoC with a general-unified license. The term of the new license is similar to the term of the previous license.

(**) In July 2016, these licenses were replaced with a general-unified license. The general conditions of the general-unified license granted by the MoC, generally apply to these licenses, subject to certain modifications.

As part of the unification of the Group’s licenses, in January 2018, the Group filed requests to terminate licenses (5),(6),(7),(8),(9),(10),(13).

Other licenses may be extended for various periods, at the discretion of the MOC or CA, respectively.

See also note 17(5) as to additional guarantees made to third parties.